UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21972

Name of Fund:      BlackRock Preferred and Equity Advantage Trust

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock Preferred and Equity
               Advantage Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock Preferred and Equity Advantage Trust (BTZ)
(Percentages shown are based on Net Assets)

Shares		Description	Value
		LONG-TERM INVESTMENTS—143.0%
		Common Stocks—38.5%
		Aerospace & Defense—0.4%
18,800		L-3 Communications Holdings, Inc.	$1,834,128
28,300		Lockheed Martin Corp.	2,786,984
		Total Aerospace & Defense	4,621,112
		Automotive—0.4%
264,500	[1]	Ford Motor Co.	2,250,895
21,800		General Motors Corp.	706,320
11,200		Genuine Parts Co.	532,896
10,000		PACCAR, Inc.	818,200
		Total Automotive	4,308,311
		Basic Materials—1.7%
17,900		Air Products & Chemicals, Inc.	1,546,023
54,900		Alcoa, Inc.	2,097,180
17,500		Allegheny Technologies, Inc.	1,836,275
5,200		BASF AG (ADR)	673,140
46,000		Dow Chemical Co. (The)	2,000,080
71,500		E.I. du Pont de Nemours & Co.	3,341,195
12,500		Freeport-McMoRan Copper & Gold, Inc.	1,174,750
74,200		Intl. Paper Co.	2,750,594
33,900		MeadWestvaco Corp.	1,103,106
30,000		Nucor Corp.	1,506,000
13,700		PPG Industries, Inc.	1,044,899
24,600		Plum Creek Timber Co., Inc. (REIT)	955,956
		Total Basic Materials	19,073,242
		Building & Development—0.2%
15,800		Centex Corp.	589,498
26,400		D.R. Horton, Inc.	430,848
16,000		KB Home	508,960
7,600		Lennar Corp., Class A	233,016
16,000		Masco Corp.	435,360
		Total Building & Development	2,197,682
		Consumer Products—5.6%
108,800		Altria Group, Inc.	7,231,936
5,000		Amazon.com, Inc.	392,700
76,200		Amgen, Inc.	4,094,988
45,000		Anheuser-Busch Cos., Inc.	2,194,650
10,300		Black & Decker Corp.	891,671
26,406		CVS Caremark Corp.	929,227
8,300		Clorox Co.	501,818
113,100		Coca-Cola Co. (The)	5,893,641
26,400		Eastman Kodak Co.	666,600
21,800		Fortune Brands, Inc.	1,772,340
67,700		Gap, Inc.	1,164,440
96,200		Home Depot, Inc.	3,575,754
6,900		JC Penney Co., Inc.	469,476
69,746		Kraft Foods, Inc.	2,284,182
72,600		Lowe's Cos., Inc.	2,033,526
12,600		Ltd. Brands, Inc., Class A	304,290
17,100		Macy's, Inc.	616,797
17,400		Newell Rubbermaid, Inc.	460,230
13,700		Nordstrom, Inc.	651,846
6,800		OfficeMax, Inc.	223,584
18,800		PepsiCo, Inc.	1,233,656
128,000		Procter & Gamble Co.	7,918,080
19,700		Reynolds American, Inc.	1,205,049
183,800		Sara Lee Corp.	2,913,230
10,100	[1]	Sears Holdings Corp.	1,381,579
43,300	[1]	Starbucks Corp.	1,155,244
26,000		Tupperware Brands Corp.	676,260
53,100		UST, Inc.	2,843,505
9,500		Universal Corp.	524,495
4,700		VF Corp.	403,213
115,100		Wal-Mart Stores, Inc.	5,288,845
37,900		Walgreen Co.	1,674,422
7,000		Whole Foods Market, Inc.	259,280
		Total Consumer Products	63,830,554
		Energy—4.9%
53,800		American Electric Power, Inc.	2,339,762
26,300		Anadarko Petroleum Corp.	1,323,679
20,300		Apache Corp.	1,641,052
22,400		BP Plc (ADR)	1,554,560
11,400		Baker Hughes, Inc.	901,170
59,900		Chevron Corp.	5,107,074
66,700		ConocoPhillips	5,392,028
72,000		Consolidated Edison, Inc.	3,144,960
27,600		DTE Energy Co.	1,280,088
32,100		Devon Energy Corp.	2,394,981
78,400		Duke Energy Corp.	1,335,152
7,300		EOG Resources, Inc.	511,730
25,100		Exelon Corp.	1,760,765
182,400		Exxon Mobil Corp.	15,527,712
24,500		Great Plains Energy, Inc.	680,120
29,300		Halliburton Co.	1,055,386
20,300		Hess Corp.	1,242,360
50,000		Marathon Oil Corp.	2,760,000
27,200		Nicor, Inc.	1,071,952
42,800		NiSource, Inc.	816,196
13,100		Rowan Cos., Inc.	552,689
21,000		Sasol Ltd. (ADR)	789,810
6,200		Schlumberger Ltd.	587,264
44,700		Southern Co.	1,503,708
7,300	[1]	Transocean, Inc.	784,385
		Total Energy	56,058,583
		Entertainment & Leisure—0.2%
12,500		Brunswick Corp.	349,500
31,900		Carnival Corp.	1,413,489
50,000		Regal Entertainment Group	1,069,500
		Total Entertainment & Leisure	2,832,489
		Financial Institutions—6.9%
26,500		American Express Co.	1,551,310
79,200	[2]	American Intl. Group, Inc.	5,083,056
18,300		Arthur J. Gallagher & Co.	504,714
92,300		BB&T Corp.	3,453,866
147,700		Bank of America Corp.	7,003,934
37,452		Bank of New York Mellon Corp.	1,593,583
10,900		Bear Stearns Cos., Inc.	1,321,298
16,800		Cigna Corp.	867,552
136,500		Citigroup, Inc.	6,356,805
33,800		Comerica, Inc.	1,779,908
37,750	[1]	Discover Financial Services	870,137
62,900	[1]	E*Trade Financial Corp.	1,164,908
37,400		Fannie Mae	2,238,016
22,900		Freddie Mac	1,311,483
14,600		Goldman Sachs Group, Inc. (The)	2,749,764
33,900		HSBC Holdings Plc (ADR)	3,158,124
85,300		JPMorgan Chase & Co.	3,754,053
38,500		KeyCorp	1,335,565
40,100		Lehman Brothers Holdings, Inc.	2,486,200
35,700		Lincoln National Corp.	2,153,424
25,600		MCG Capital Corp.	370,432
54,900		Marsh & McLennan Cos., Inc.	1,512,495
75,500		Morgan Stanley	4,822,185
92,200		National City Corp.	2,709,758
152,300		New York Community Bancorp, Inc.	2,471,829
54,700		Progressive Corp.	1,147,606
75,000		Regions Financial Corp.	2,255,250
30,700		Travelers Cos., Inc.	1,558,946
75,100		U.S. Bancorp	2,249,245
101,000		Wachovia Corp.	4,768,210
54,200		Washington Mutual, Inc.	2,034,126

BlackRock Preferred and Equity Advantage Trust (BTZ) (continued)
(Percentages shown are based on Net Assets)

Shares		Description	Value
		Financial Institutions— (cont'd)
81,300		Wells Fargo & Co.	$2,745,501
		Total Financial Institutions	79,383,283
		Health Care—4.4%
58,400		Abbott Laboratories	2,960,296
19,100		Aetna, Inc.	918,137
37,900		Baxter Intl., Inc.	1,993,540
30,600		Becton Dickinson & Co.	2,336,616
9,300	[1]	Biogen Idec, Inc.	525,822
32,600	[1]	Boston Scientific Corp.	428,690
71,700		Bristol-Myers Squibb Co.	2,036,997
10,300	[1]	Celgene Corp.	623,768
32,500	[1]	Covidien Ltd.	1,330,875
40,700		Eli Lilly & Co.	2,201,463
39,600	[1]	Express Scripts, Inc.	1,985,148
49,600	[1]	Gilead Sciences, Inc.	1,846,608
5,200	[1]	Humana, Inc.	333,268
119,400		Johnson & Johnson	7,223,700
64,500		Medtronic, Inc.	3,268,215
96,500		Merck & Co., Inc.	4,791,225
284,900	[2]	Pfizer, Inc.	6,697,999
11,100		Quest Diagnostics, Inc.	615,717
57,600		Schering-Plough Corp.	1,643,904
9,800	[1]	St. Jude Medical, Inc.	422,772
47,400		UnitedHealth Group, Inc.	2,295,582
50,600		Wyeth	2,455,112
19,500	[1]	Zimmer Holdings, Inc.	1,516,320
		Total Health Care	50,451,774
		Industrials—3.2%
37,600		3M Co.	3,343,392
33,700		Boeing Co.	3,485,591
47,100		Caterpillar, Inc.	3,711,480
14,800		Deere & Co.	1,782,216
6,700		Fluor Corp.	773,917
383,400		General Electric Co.	14,860,584
29,700		Honeywell Intl., Inc.	1,708,047
38,000		Illinois Tool Works, Inc.	2,091,900
30,100		Ingersoll-Rand Co. Ltd.	1,514,632
20,300		Leggett & Platt, Inc.	420,819
15,900		Rockwell Automation, Inc.	1,112,841
5,500		Textron, Inc.	620,895
32,500		Tyco Intl. Ltd.	1,536,925
		Total Industrials	36,963,239
		Media—1.0%
75,100		CBS Corp., Class B	2,382,172
2,987		Citadel Broadcasting Corp.	14,997
129,450	[1]	Comcast Corp., Class A	3,400,651
55,700	[1]	DIRECTV Group, Inc.	1,248,237
34,300		New York Times Co. (The)	784,098
86,100		Time Warner, Inc.	1,658,286
28,200	[1]	Viacom, Inc.	1,080,060
38,900		Walt Disney Co. (The)	1,283,700
		Total Media	11,852,201
		Real Estate—0.8%
31,000		Annaly Capital Management, Inc. (REIT)	447,950
4,600		Boston Properties, Inc. (REIT)	434,654
12,100		Equity Residential (REIT)	481,701
15,600		First Industrial Realty Trust, Inc. (REIT)	603,876
67,400		HRPT Properties Trust (REIT)	630,190
13,900		Health Care Property Investors, Inc.	378,636
59,100		Hospitality Properties Trust (REIT)	2,267,076
20,200		Inland Real Estate Corp. (REIT)	305,424
24,600		Plum Creek Timber Co., Inc. (REIT)	955,956
39,600		Starwood Hotels & Resorts Worldwide, Inc.	2,493,216
		Total Real Estate	8,620,043
		Technology—5.1%
10,400	[1]	Agilent Technologies, Inc.	396,760
35,100		Apple, Inc.	4,624,776
182,100		Applied Materials, Inc.	4,013,484
30,100		AutoDesk, Inc.	1,275,337
38,300		Automatic Data Processing, Inc.	1,777,886
13,600	[1]	Cognizant Technology Solutions Corp.	1,101,328
35,600	[1]	Dell, Inc.	995,732
140,800	[1]	EMC Corp.	2,606,208
46,200	[1]	eBay, Inc.	1,496,880
16,500	[1]	Electronic Arts, Inc.	802,560
12,000	[1]	Google, Inc.	6,120,000
84,600		Hewlett-Packard Co.	3,894,138
182,700		Intel Corp.	4,315,374
51,200		Intl. Business Machines Corp.	5,665,280
38,600		Maxim Integrated Products, Inc.	1,223,620
274,500		Microsoft Corp.	7,957,755
54,500		National Semiconductor Corp.	1,416,455
94,700	[1]	Oracle Corp.	1,810,664
12,900		Paychex, Inc.	533,802
17,200		Pitney Bowes, Inc.	792,920
6,200	[1]	SanDisk Corp.	332,506
115,800	[1]	Sanmina-SCI Corp.	318,450
252,400	[1]	Sun Microsystems, Inc.	1,287,240
32,500	[1]	Tyco Electronics Ltd.	1,164,150
43,700		Xilinx, Inc.	1,092,500
33,900	[1]	Yahoo!, Inc.	788,175
		Total Technology	57,803,980
		Telecommunications—3.0%
175,987		AT&T, Inc.	6,891,651
142,010		Chunghwa Telecom Co. Ltd. (ADR)	2,354,526
178,500	[1]	Cisco Systems, Inc.	5,160,435
64,000		Citizens Communications Co.	923,520
43,300	[1]	Corning, Inc.	1,032,272
15,700	[1]	Juniper Networks, Inc.	470,372
140,400		Motorola, Inc.	2,385,396
119,200		Qualcomm, Inc.	4,964,680
96,800		Sprint Nextel Corp.	1,987,304
47,000		Tele Norte Leste Participacoes (ADR)	997,810
156,000		Verizon Communications, Inc.	6,648,720
		Total Telecommunications	33,816,686
		Transportation—0.7%
39,700		General Maritime Corp.	1,032,200
37,600		Nordic American Tanker Shipping	1,492,720
15,700		Ship Finance Intl. Ltd.	438,815
62,900		United Parcel Service, Inc., Class B	4,762,788
		Total Transportation	7,726,523
		Total Common Stocks	439,918,338
		Preferred Stocks—26.9%
		Energy—3.4%
40,000		Entergy Louisiana LLC, 6.95%	4,026,551
785,000		Interstate Power & Light Co., Ser. B, 8.375%	24,555,821
120,000		Nexen, Inc., 7.35%	3,011,256
288,000		PPL Energy Supply LLC, 7.00%	7,272,000
		Total Energy	38,865,628
		Financial Institutions—18.3%
400,000		ACE Ltd., Ser. C, 7.80%	10,180,000
400,000		Aegon N.V.	9,650,000
		Arch Capital Group Ltd.,
100,000		8.00%	2,584,380
160,000		Ser. B, 7.875%	4,085,008
655,000	[3]	Aspen Insurance Holdings Ltd., 7.401%	15,425,250
180,000	[3]	Axis Capital Holdings Ltd., Ser. B, 7.50%	18,860,634
170,731		Berkley W.R. Capital Trust II, 6.75%	4,049,534
10,000	[4]	Centaur Funding Corp., Ser. B, 9.08%	11,490,625
210,000		Citizens Funding Trust I, 7.50%	5,151,573
150,000	[4]	CoBank ACB, 7.00%	7,619,700
113,200		Countrywide Capital V, 7.00%	2,422,480
250,000		Deutsche Bank Contingent Capital Trust II, 6.55%	6,100,000

BlackRock Preferred and Equity Advantage Trust (BTZ) (continued)
(Percentages shown are based on Net Assets)

Shares		Description	Value
		Financial Institutions— (cont’d)
389,000		Endurance Specialty Holdings Ltd., 7.75%	$10,129,560
35,000		Federal Home Loan Mortgage Corp., Ser. W, 5.66%	808,283
200,000		ING Groep N.V., 6.125%	4,618,760
150,000	[4]	Indymac Bank FSB, 8.50%	3,225,000
795,000		KeyCorp Capital IX, 6.75%	19,064,100
298,100		National City Capital Trust II, 6.625%	7,014,681
265,600		PartnerRE Ltd., Ser. C, 6.75%	6,407,600
285,000		RenaissanceRe Holdings Ltd., Ser. D, 6.60%	6,509,400
50	[3]	Roslyn Real Estate Asset Corp., Ser. D, 9.01%	5,007,812
		Santander Finance Preferred S.A. Unipersonal,
522,000	[4]	6.50%	13,066,339
670,000	[4]	6.80%	16,959,375
85,000		Sovereign Capital Trust V, 7.75%	2,186,098
75,000		Wachovia Capital Trust IV, 6.375%	1,746,097
280,000		Wachovia Capital Trust IX, 6.375%	6,510,000
300,000		XL Capital Ltd., Ser. B, 7.625%	7,528,140
		Total Financial Institutions	208,400,430
		Media—1.6%
780,000		Comcast Corp., 6.625%	18,072,600
		Real Estate—3.1%
520,000		CBL & Associates Properties, Inc. (REIT), Ser. C, 7.75%	12,740,000
55,000		iStar Financial, Inc. (REIT), Ser. I, 7.50%	1,275,313
341,300		PS Business Parks, Inc. (REIT), Ser. P, 6.70%	7,583,276
572,500		Public Storage, Inc. (REIT), Ser. M, 6.625%	13,292,763
		Total Real Estate	34,891,352
		Telecommunications—0.5%
270,000		AT&T, Inc., 6.375%	6,277,500
		Total Preferred Stocks	306,507,509
Principal
Amount
(000)
		Trust Preferred Stocks—66.3%
		Energy—1.6%
$4,500	[3]	Enterprise Products Operating LP, 8.375%, 8/01/66	4,591,152
5,900	[3]	PPL Capital Funding, Inc., Ser. A, 6.70%, 3/30/67	5,550,425
1,575	[3]	Puget Sound Energy, Inc., Ser. A, 6.974%, 6/01/67	1,589,633
7,325	[3]	Trans-Canada Pipelines Ltd., 6.35%, 5/15/67	6,856,024
		Total Energy	18,587,234
		Financial Institutions—63.0%
18,273		AON Corp., 8.205%, 1/01/27	19,143,727
		AXA S.A. (France)
17,000	[3,4,5]	6.463%	15,160,396
3,225	[3,4,5]	6.379%	2,755,943
2,375	[3,5]	Abbey National Capital Trust I, 8.963%	2,974,721
17,000	[2]	Ace Capital Trust II, 9.70%, 4/01/30	21,315,467
		Allstate Corp.,
8,725	[3]	6.125%, 5/15/37	8,263,980
10,675	[3]	6.50%, 5/15/57	9,852,256
11,150		American Intl. Group, Inc., Ser. A1, 6.25%, 3/15/37	10,270,912
5,000		Astoria Capital Trust I, Ser. B, 9.75%, 11/01/29	5,593,655
15,300	[3]	BB&T Capital Trust IV, 6.82%, 6/12/57	14,814,041
19,400	[3,4,5,6]	BNP Paribas, 7.195% (France)	18,528,067
30,000	[3,4,5]	BOI Capital Funding No. 3, 6.107% (Ireland)	26,929,200
10,000	[5]	BTA Finance Luxembourg S.A., 8.25% (Kazakhstan)	7,895,300
		Barclays Bank Plc (United Kingdom)
19,825	[3,4,5,6]	5.926%	18,935,968
20,000	[3,4,5]	6.86%	19,816,440
5,000	[3,4]	C10 Capital SPV Ltd., 6.722% (British Virgin Islands)	4,708,250
5,000	[2]	Capital One Capital III, 7.686%, 8/15/36	4,782,750
15,000	[3]	Capital One Capital IV, 6.745%, 2/17/37	13,025,385
15,300	[3]	Chubb Corp., 6.375%, 3/29/67	14,733,135
20,000	[3,4,5]	Commonwealth Bank of Australia, 6.024% (Australia)	19,348,620
26,000	[3,4,5]	Credit Agricole S.A., 6.637% (France)	25,782,640
16,450	[3,5]	Credit Suisse Ltd., 5.86% (Guernsey)	15,498,746
2,895	[3,4,5]	Deutsche Bank Capital Funding Trust VII, 5.628%	2,727,553
7,200	[4]	Dresdner Funding Trust I, 8.151%, 6/30/31	8,250,516
12,025	[3]	Everest Reinsurance Holdings, Inc., 6.60%, 5/15/37	11,146,033
25,000	[3,4,5]	HBOS Plc, 6.657% (United Kingdom)	22,703,750
7,000	[3,4,5]	HSBC Capital Funding LP, Ser. 2, 10.176% (Jersey Channel Islands)	9,769,256
3,250	[3]	Huntington Capital III, 6.65%, 5/15/37	3,055,331
25,100	[3,4,5]	ICICI Bank Ltd., 7.25% (India)	24,422,576
10,000	[3,5]	ING Groep N.V., 5.775% (Netherlands)	9,616,440
12,875	[3]	JPMorgan Chase Capital XXI, Ser. U, 6.309%, 2/02/37	12,714,745
22,945	[3]	JPMorgan Chase Capital XXIII, 6.36%, 5/15/47	20,896,608
5,000	[5]	Kazkommerts Finance 2 BV, 9.25% (Netherlands)	4,685,000
5,000	[3,5]	Lehman Brothers Holdings Capital Trust V, Ser. MTN, 5.857%	4,728,100
11,600	[3,4]	Liberty Mutual Group, Inc., Ser. B, 7.00%, 3/15/37	10,526,281
4,225	[3]	Lincoln National Corp., 6.05%, 4/20/67	3,952,306
13,000	[3,4,5]	Lloyds TSB Group Plc, 6.267% (United Kingdom)	11,681,514
10,000	[3,4]	Mangrove Bay Pass-Through Trust, 6.102%, 7/15/33	9,800,900
21,000	[3,4,5]	Mizuho Capital Investment 1 Ltd., 6.686% (Cayman Islands)	20,711,040
12,900		Nationwide Financial Services, 6.75%, 5/15/37	11,238,441
9,275	[3,4,5]	Northern Rock Plc, 6.594% (United Kingdom)	9,057,408
9,675	[3]	Progressive Corp., 6.70%, 6/15/37	9,274,552
5,505	[3,4,5]	QBE Capital Funding II LP, 6.797% (Jersey Channel Islands)	5,140,128
10,955	[5]	RBS Capital Trust, Ser. B, 6.80% (United Kingdom)	10,746,943
25,000	[3,4,5]	Resona Preferred Global Securities Ltd., 7.191% (Cayman Islands)	25,242,750
10,000	[3,4,5]	SMFG Preferred Capital 1 Ltd., 6.078% (Cayman Islands)	9,575,300
7,000	[3,4,5]	Shinsei Finance II, 7.16% (Cayman Islands)	7,021,875
17,850	[3,4,5]	Societe Generale, 5.922% (France)	17,149,691
11,300	[3,4,5]	Standard Chartered Plc, 7.014% (United Kingdom)	10,184,125
28,305	[3]	State Street Capital Trust IV, 6.355%, 6/01/67	28,198,856
2,650	[3]	SunTrust Capital VIII, 6.10%, 12/15/36	2,337,623
27,475	[3,4,5]	Swiss Re Capital I LP, 6.854%	27,348,615
19,100	[3]	Travelers Cos., Inc., 6.25%, 3/15/67	17,950,142
3,225	[3]	Webster Capital Trust IV, 7.65%, 6/15/37	3,186,452
4,400	[3,4,5]	White Moutains RE Group Ltd., 7.506% (Bermuda)	4,281,930
7,150	[3,4]	Woori Bank, 6.208%	6,720,800
10,000	[3,5]	XL Capital Ltd., Ser. E, 6.50% (Cayman Islands)	8,924,000

BlackRock Preferred and Equity Advantage Trust (BTZ) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Financial Institutions— (cont’d)
$15,220	[3,4]	ZFS Finance Trust I, 6.50%, 5/09/37	$14,252,967
		Total Financial Institutions	719,350,146
		Real Estate—1.7%
13,000	[4,5]	Sovereign Real Estate Investment Corp. (REIT), 12.00%	19,045,000
		Total Trust Preferred Stocks	756,982,380
		Corporate Bonds—11.4%
		Automotive—0.4%
5,000		Lear Corp., Ser. B, 8.75%, 12/01/16	4,625,000
		Basic Materials—0.2%
2,350	[4]	Ineos Group Holdings Plc, 8.50%, 2/15/16 (United Kingdom)	2,150,250
		Commercial Services—0.4%
5,000	[4]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	4,800,000
		Consumer Products—0.4%
5,000	[4,6]	Michaels Stores, Inc., 11.375%, 11/01/16	4,825,000
		Energy—1.2%
6,250		CMS Energy Corp., 6.55%, 7/17/17	6,018,475
2,610	[4]	Halliburton Co., 7.60%, 8/15/96	2,903,398
5,000	[3]	Southern Union Co., 7.20%, 11/01/66	5,025,965
		Total Energy	13,947,838
		Entertainment & Leisure—0.6%
2,500		AMC Entertainment, Inc., 11.00%, 2/01/16	2,581,250
2,000		Harrah’s Operating Co., Inc., 5.75%, 10/01/17	1,420,000
3,000		Station Casinos, Inc., 6.875%, 3/01/16	2,527,500
		Total Entertainment & Leisure	6,528,750
		Financial Institutions—4.5%
20,000	[4]	CDX North America High Yield, 8-T1, 7.625%, 6/29/12	18,050,000
6,500	[3,4]	ICICI Bank Ltd., 6.375%, 4/30/22 (India)	6,169,988
4,550		MetLife, Inc., 6.40%, 12/15/36	4,068,856
5,000	[4]	Momentive Performance Materials, Inc., 9.75%, 12/01/14	4,800,000
15,000	[3]	Reinsurance Group of America, Inc., 6.75%, 12/15/65	14,584,980
3,130	[3]	Royal Bank of Scotland Group Plc, 7.648%, 8/31/49 (United Kingdom)	3,427,663
		Total Financial Institutions	51,101,487
		Health Care—0.4%
4,500		Tenet Healthcare Corp., 9.875%, 7/01/14	4,005,000
		Industrials—0.4%
5,000	[4]	Aleris Intl., Inc., 10.00%, 12/15/16	4,475,000
283	[7]	Stan IV Ltd., 7.137%, 7/20/11	283,000
		Total Industrials	4,758,000
		Media—1.0%
5,000		Cablevision Systems Corp., Ser. B, 8.00%, 4/15/12	4,662,500
1,000		Nexstar Finance, Inc., 7.00%, 1/15/14	970,000
5,000		Primedia, Inc., 8.00%, 5/15/13	5,256,250
		Total Media	10,888,750
		Technology—1.2%
5,000	[4]	Freescale Semiconductor, Inc., 9.125%, 12/15/14	4,412,500
5,000		NXP BV/NXP Funding LLC, 9.50%, 10/15/15 (Netherlands)	4,337,500
5,000		SunGard Data Systems, Inc., 10.25%, 8/15/15	5,000,000
		Total Technology	13,750,000
		Intelsat Ltd. (Bermuda)
3,325	[3]	8.886%, 1/15/15	3,341,625
5,000		11.25%, 6/15/16	5,225,000
		Total Telecommunications	8,566,625
		Total Corporate Bonds	129,946,700
		Total Long-Term Investments (cost $1,703,196,311)	1,633,354,927
		SHORT-TERM INVESTMENTS—2.0%
		U.S. Government and Agency Discount Notes—1.2%
13,000	[8]	Federal Home Loan Bank Disc. Notes, 5.091%, 8/01/07	13,000,000

Shares
(000)
		Money Market Fund—0.8%
9,400		SSgA Tax Free Money Mkt. Fund - Class A	9,400,000
		Total Short-Term Investments (cost $22,400,000)	22,400,000
Contracts
		OUTSTANDING CALL OPTIONS PURCHASED—0.0%
		S&P 500 Index,
100		strike price $1,525, expires 8/18/07	30,000
100		strike price $1,560, expires 9/22/07	40,000
		Total Outstanding Options Purchased (cost $415,400)	70,000
		Total Investments before outstanding options written (cost $1,726,011,7119)	1,655,824,927
		OUTSTANDING CALL OPTIONS WRITTEN—0.0%
		S&P 500 Index,
(20)		strike price $1,545, expires 8/18/07	(31,000)
(159)		strike price $1,560, expires 8/18/07	(95,100)
		Total Outstanding Options Written (premium received $3,172,080)	(126,100)
Total Investments net of outstanding options written—145.0%			$1,655,698,827
Liabilities in excess of other assets—(4.5)%			(51,578,880)
Preferred shares at redemption value, including dividends payable —(40.5)%			(462,332,566)
Net Assets Applicable to Common Shareholders—100%			$1,141,787,381

[1]	Non-income producing security.

[2]

Security, or a portion thereof, pledged as collateral with a value of $19,545,877 on 96 long S&P 500 futures contracts expiring September 2007, 539 long U.S. Treasury Bond futures contracts expiring September 2007, 758 long U.S. Treasury Note futures contracts expiring September 2007 and 8,511 short U.S. Treasury Note futures contracts expiring September 2007. The notional value of such contracts on July 31, 2007 was $739,912,978, with an unrealized loss of $14,058,048.

[3]	Variable rate security. Rate shown is interest rate as of July 31, 2007.

[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2007, the Trust held 46.6% of its net assets, with a current market value of $532,526,674, in securities restricted as to resale.

[5]	The security is a perpetual bond and has no stated maturity date.

[6]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.

[7]	Security is fair valued.

[8]	Represents current yield as of July 31, 2007.

[9]

Cost for federal income tax purposes is $1,726,011,712. The net unrealized depreciation on a tax basis is $70,186,785, consisting of $23,561,550 gross unrealized appreciation and $93,748,335 gross unrealized depreciation.

BlackRock Preferred and Equity Advantage Trust (BTZ) (continued)
(Percentages shown are based on Net Assets)

For Trust compliance purposes, the Trust's sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

KEY TO ABBREVIATIONS
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

Item 2 –  Controls and Procedures

2(a) –      The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred and Equity Advantage Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock Preferred and Equity Advantage Trust

Date:	September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Robert S. Kapito
President (principal executive officer) of
BlackRock Preferred and Equity Advantage Trust

Date:	September 20, 2007

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock Preferred and Equity Advantage Trust

Date:	September 20, 2007